Notes to Profit or Loss - Summary of Selling Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of selling expenses [line items]
Selling expenses	€ 6,382,510	€ 4,816,038	€ 2,444,224
Personnel expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	2,536,000	1,771,000	1,661,000
Consumable supplies [member]
Disclosure of selling expenses [line items]
Selling expenses	3,000	1,000	1,000
Other operating expenses [member]
Disclosure of selling expenses [line items]
Selling expenses	538,000	386,000	444,000
Amortization of intangible assets [member]
Disclosure of selling expenses [line items]
Selling expenses	25,000	0	0
External services [member]
Disclosure of selling expenses [line items]
Selling expenses	2,953,000	2,658,000	338,000
Depreciation and other costs for infrastructure [member]
Disclosure of selling expenses [line items]
Selling expenses	€ 328,000	€ 0	€ 0